Additional analysis of debt securities - Movements in unrealised gains and losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale securities
Gains recycled to income statement on transfer of debt securities to Athene	$ (2,817)
Unrealised gains (losses) arising in the period	2,717	$ 4,023	$ (2,159)
US insurance operations | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale	34,650	57,091
US insurance operations | Debt securities | Cost/Gross amount
Available-for-sale securities
Financial assets classified as available-for-sale	31,254	53,595
US insurance operations | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	3,396	3,496
Gains recycled to income statement on transfer of debt securities to Athene	(2,817)
Unrealised gains (losses) arising in the period	2,717
US insurance operations | Debt securities | Assets fair valued at below book value
Available-for-sale securities
Financial assets classified as available-for-sale	4,967	3,094
US insurance operations | Debt securities | Assets fair valued at below book value | Cost/Gross amount
Available-for-sale securities
Financial assets classified as available-for-sale	5,111	3,121
US insurance operations | Debt securities | Assets fair valued at below book value | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(144)	(27)	$ (1,178)
Unrealised gains (losses) arising in the period	(117)
US insurance operations | Debt securities | Assets fair valued at or above book value
Available-for-sale securities
Financial assets classified as available-for-sale	29,683	53,997
US insurance operations | Debt securities | Assets fair valued at or above book value | Cost/Gross amount
Available-for-sale securities
Financial assets classified as available-for-sale	26,143	50,474
US insurance operations | Debt securities | Assets fair valued at or above book value | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	3,540	$ 3,523
Gains recycled to income statement on transfer of debt securities to Athene	(2,817)
Unrealised gains (losses) arising in the period	$ 2,834